GOODWILL	12 Months Ended
Dec. 31, 2013
GOODWILL [Abstract]
GOODWILL
NOTE 10:-     GOODWILL

Changes in goodwill for the years ended December 31, 2013 and 2012, by reporting units are as follows:

	Syneron (*)	LI	RBT	THB (**)	Total

As of December 31, 2011	$8,206	$3,005	$2,528	$5,128	$18,867

Acquisitions and others	6,729	73	-	-	6,802
Impairment (see Note 2m)	-	-	-	(450)	(450)

As of December 31, 2012	14,935	3,078	2,528	4,678	25,219

Acquisitions and others	386	49	-	-	435
Deconsolidation of subsidiary	-	-	-	(4,678)	(4,678)

As of December 31, 2013	$15,321	$3,127	$2,528	$-	$20,976

(*) Includes Ultrashape and TransPharma
(**) Includes Fluorinex